LEASES - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Less than one year	$ 113	$ 113
One to two years	111	111
Two to three years	94	110
Three to four years	70	94
Four to five years	0	70
Total payments to be received	$ 388	$ 498